Note 6 - Investment in Juanicipio - Cash Flow of Associate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Net income for the year	$ 6,025	$ (7,097)
Deferred income tax expense	(1,567)	1,026
Net cash provided from (used in) operating activities	(6,722)	(6,214)
Capital expenditures including plant, mine development and exploration	(7,169)	(4,873)
Net cash used in investing activities	(74,939)	(65,312)
Payment of lease obligations	(91)	(72)
Net cash provided from financing activities	44,136	92,429
Effects of exchange rate changes on cash and cash equivalents	265	745
(Decrease) increase in cash and equivalents	(37,260)	21,648
Cash and cash equivalents, beginning of year	94,008	72,360
Cash and cash equivalents, end of year	56,748	94,008
Minera Juanicipio [member]
Statement Line Items [Line Items]
Net income for the year	35,651	5,032
Deferred income tax expense	17,606	5,118
Other	419	1,298
Change in operating assets and liabilities	1,656	(13,283)
Net cash provided from (used in) operating activities	55,332	(1,835)
Capital expenditures including plant, mine development and exploration	(254,830)	(121,125)
Net cash used in investing activities	(254,830)	(121,125)
Shareholder loans and other capital provided by partners	167,100	144,800
Payment of lease obligations	(412)	(21)
Net cash provided from financing activities	166,688	144,779
Effects of exchange rate changes on cash and cash equivalents	279	83
(Decrease) increase in cash and equivalents	(32,810)	21,819
Cash and cash equivalents, beginning of year	51,503	29,601
Cash and cash equivalents, end of year	$ 18,972	$ 51,503